SHARE-BASED COMPENSATION - Restricted ordinary shares, compensation expenses (Details) - Restricted ordinary shares - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses	¥ 70,618,377	¥ 15,126,755	¥ 1,404,438
General and administrative expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expenses	¥ 70,618,377	¥ 15,126,755	¥ 1,404,438